Note 2 - Significant and Critical Accounting Policies and Practices: Cash Equivalents (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.